Employee Benefit Plans (Accumulated Benefit Obligation (ABO)) (Details) - Pension Plan [Member] - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
ABO	$ 1,608	$ 2,462
Fair Value of Plan Assets	1,409	2,171
Funded Status	$ (199)	$ (291)